SUBSEQUENT EVENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Value		$ 3,251,112	$ 1,500,000
Promissory Note Settlement
Date of Debt Instrument	May 20, 2015
Debt Settlement
Date of Debt Instrument	May 19, 2015
E-1
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
E-2
Date of Debt Instrument	Aug. 15, 2014
Debt Instrument	$ 250,000
E-3
Date of Debt Instrument	Jan. 15, 2015
Debt Instrument	$ 100,000
E-4
Date of Debt Instrument	Apr. 16, 2015
Debt Instrument	$ 200,000
A-1
Date of Debt Instrument	Apr. 04, 2012
Debt Instrument	$ 100,000
A-2
Date of Debt Instrument	Aug. 07, 2012
Debt Instrument	$ 100,000
Promissory Note #2
Date of Debt Instrument	Nov. 03, 2015
Debt Instrument	$ 217,500
Debt Instrument, Original Issue Discount	$ 117,000
Debt Instrument, Term	126 months
Debt Instrument, Repayment Description	The loan will be repaid over 126 equal payments of $1,726 and is secured by all assets of the Company.
Promissory Note #3
Date of Debt Instrument	Nov. 04, 2015
Debt Instrument	$ 180,461
Debt Instrument, Original Issue Discount	$ 30,461
Debt Instrument, Term	187 months
Debt Instrument, Repayment Description	The loan will be repaid over 187 equal payments of $968 and is secured by all assets of the Company.
Issuance #1
Date of Issuance		Nov. 20, 2015
Common Stock, Shares Issued		200,000
Common Stock, Value		$ 128,000
Issuance #2
Date of Issuance		Nov. 20, 2015
Common Stock, Shares Issued		40,000
Common Stock, Value		$ 25,600
Issuance #3
Date of Issuance		Oct. 07, 2015
Common Stock, Shares Issued		500,000
Common Stock, Value		$ 250,000
Date of Recission		Nov. 20, 2015
PPM
Common Stock, Shares Issued		2,500,000
Date of Private Placement		Nov. 20, 2015
Proceeds from Issuance of Private Placement		$ 500,000
Price per Unit		$ 0.20
Warrant to Purchase		2,500,000
Warrant to Purchase, price per share		$ 0.30